Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2024
Right-of-use Assets And Lease Liabilities
Right-of-use assets and lease liabilities

3. Right-of-use assets and lease liabilities

Operating leases

On December 21, 2020, the Company commenced a new five-year sale and leaseback agreement for the aframax, Sakura Princess. The agreed net sale price was $24,527. Under this leaseback agreement, there is a seller’s credit of $4,425 on the sales price that becomes immediately payable to the Company by the owners at the end of the five-year charter or upon sale of the vessel during the charter period. As of December 31, 2024, the Company has classified the seller’s credit, as short-term receivable amounting to $4,370. In accordance with ASC 842 and the package of practical expedients, the Company accounts for the transaction as an operating lease. Upon execution of the sale and leaseback of the aframax tanker, Sakura Princess, the Company recognized a financial liability amounting to $5,148, being the difference between the sale price of the asset and its fair value, as per ASC 842-40. The financial liability recognized for aframax Sakura Princess was $1,097 (current) as of December 31, 2024, and $2,164 (current portion $1,067 and non-current portion $1,097) as of December 31, 2023.

On June 21, 2021, the Company commenced a new five-year sale and leaseback agreement for each of the two suezmaxes, Arctic and Antarctic. The agreed net sale price was $52,304. Under these leaseback agreements, there is a seller’s credit of $8,415 on the sales price that becomes immediately payable to the Company by the owners at the end of the five-year charter or upon sale of the vessel during the charter period. As of December 31, 2024, the Company has classified the seller’s credit, as long-term receivable amounting to $8,183. In accordance with ASC 842 and the package of practical expedients, the Company accounts for the transaction as an operating lease.

At December 31, 2024 and 2023, the Company assessed the recoverability of the seller’s credits, considering the impairment indicators present, resulting in no impairment charge.

As at December 31, 2024, the Company recognized on its consolidated balance sheet a right-of-use assets under operating leases of $13,182 for the two suezmaxes Arctic and Antarctic and $2,755 for the aframax tanker Sakura Princess, equal to the corresponding obligation under operating leases based on the present value of the future minimum lease payments, for each of the three right-of-use assets, respectively. The Company has not incurred any initial direct costs for the sale and leaseback transactions and has not performed any payments prior to the commencement date of the contracts. The leaseback agreements include option periods, which are not recognized as part of the right-of-use assets and the obligation under operating leases.

The incremental borrowing rate used to determine the obligations under operating leases was 2.54% for the sale and leaseback agreement of the aframax, Sakura Princess and 2.98% for the sale and leaseback agreement for each of the two suezmaxes Arctic and Antarctic and the respective weighted average remaining lease term was 0.97 and 1.48 years, respectively, as at December 31, 2024 and 1.98 and 2.49 years, respectively, as at December 31, 2023. As at December 31, 2024 and 2023, both the right-of use assets and the corresponding obligation under operating leases were $15,937 (current portion $11,608 and non-current portion $4,329) and $36,969 (current portion $21,031 and non-current portion $15,937), respectively.

Year	Lease Commitment
2025	15,332
2026	4,992
Minimum net lease payments	$20,324
Less: Present value discount	(3,290)
Total Obligations under operating leases and financial liability (current and non-current portion)	$17,034

The Company has subleased all three vessels and recognized sublease revenue, net of voyage expenses of $33,217 for the year ended December 31, 2024, compared to five vessels with recognized sublease revenue, net of voyage expenses of $77,414 and $54,877 for the years ended December 31, 2023 and 2022, respectively.

Finance leases

On January 9, 2020, the Company commenced a five-year sale and leaseback agreement for each of the two suezmax tankers, Archangel and Alaska. The agreed net sale price was $61,070. Under these leaseback agreements, there was a seller’s credit of $11,800 on the sales price that would become immediately payable to the Company by the owners at the end of the five-year charter or upon sale of the vessels during the charter period. At inception, the Company accounted for the transaction as an operating lease and continued to do so following the adoption of ASC 842 and the package of practical expedients. On May 31, 2024, the Company signed an addendum in the bareboat agreement for each of the two suezmax tankers, Archangel and Alaska, to repurchase both vessels. In accordance with ASC 842, the Company accounted for the transaction as a lease modification and upon reassessment of the classification of the lease, the Company has classified the above transaction as a finance lease. On July 19, 2024 and August 22, 2024, the Company repurchased Alaska and Archangel, respectively, at a purchase price of $21,000 each, net of the seller’s credit amount of $5,900 for each vessel. As of the effective date of the modification, the corresponding lease liability under finance leases was remeasured to $43,316, including the application of the seller’s credit of $11,800 as a prepayment to repurchase the vessels. The incremental borrowing rate used to determine the right-of-use assets and the obligations under finance leases was 7.1%. During 2024, the lease liability under finance leases was reduced by $1,835 to reflect the lease payments made during the period and increased by an interest expense of $517, presented in the Company’s consolidated statements of comprehensive income under interest and finance costs. In addition, as of the effective date of the modification, the right-of-use-assets were adjusted, upon remeasurement of the lease liability resulting in total amount of $55,116. The amount of the right-of-use-assets is amortized on a straight-line method based on the estimated remaining economic lives of the vessels and is presented in the Company’s consolidated statements of comprehensive income under depreciation and amortization. During 2024, the right-of-use assets were amortized by $1,415. Upon repurchase of Alaska and Archangel, the Company derecognized the right-of-use-assets and the lease liability amounting to $53,702 and $41,998, respectively, and recognized both vessels as fixed assets in the accompanying consolidated balance sheets (Note 4).

The Company has subleased both vessels (Archangel and Alaska), the amount of $6,777 and $3,206 was recognized as sublease revenue, net of voyage expenses for the operating lease period (January 1, 2024 until May 31, 2024) and the finance lease period, respectively (May 31, 2024 until July 17, 2024 and August 22, 2024 for Alaska and Archangel, respectively).

On December 21, 2017, the Company commenced a five-year sale and leaseback agreement for each of the two suezmaxes, Eurochampion 2004 and Euronike. The agreed net sale price was $65,200. Under these leaseback agreements, there was a seller’s credit of $13,000 on the sales price that would become immediately payable to the Company by the owners at the end of the five-year charter or upon sale of the vessels during the charter period. At inception, the Company accounted the transaction as an operating lease and continued to do so following the adoption of ASC 842 and the package of practical expedients. On October 20, 2022, the Company signed an addendum in the bareboat agreement for each of the two suezmaxes, Eurochampion 2004 and Euronike, whereby had the option to extend the charter period for one year and add two purchase options to repurchase the vessels. In accordance with ASC 842, the Company accounted the transaction as a lease modification and upon reassessment of the classification of the lease, the Company classified the above transaction as a finance lease. On February 14, 2023, and February 21, 2023, the Company repurchased the two suezmaxes, Eurochampion 2004 and Euronike, respectively at a purchase price of $13,750 each, net of the seller’s credit amount of $6,500 for each vessel. As of the effective date of the modification, the corresponding lease liability under finance leases was remeasured to $29,968, including the application of the seller’s credit of $13,000 as a prepayment to repurchase the vessels. The incremental borrowing rate used to determine the right-of-use assets and the obligations under finance leases was 3.9%. During 2022, the lease liability under finance leases was reduced by $2,164 to reflect the lease payments made during the period and increased by an interest expense of $229, presented in the Company’s consolidated statements of comprehensive income under interest and finance costs. In addition, as of the effective date of the modification, the right-of-use-assets were adjusted, upon remeasurement of the lease liability resulting in total amount of $42,968. The amount of the right-of-use-assets is amortized on a straight-line method based on the estimated remaining economic lives of the vessels and is presented in the Company’s consolidated statements of comprehensive income under depreciation and amortization. Upon repurchase of Eurochampion 2004 and Euronike, the Company derecognized the right-of-use-assets and the lease liability amounting to $41,545 and $27,500, respectively, and recognized both vessels as fixed assets in the accompanying consolidated balance sheets (Note 4).

The amount of $5,809 was recognized for the finance lease period from January 1, 2023, until February 14, 2023, and February 21, 2023, for Eurochampion 2004 and Euronike, respectively. The Company subleased both vessels, the amount of $17,916 was recognized as sublease revenue, net of voyage expenses for the operating lease period from January 1, 2022, until October 20, 2022. The amount of $4,407 was recognized for the finance lease period from October 20, 2022, until December 31, 2022, for both vessels.